Deferred Tax Assets (Details) - Schedule of Major Deferred Tax Assets	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Major Deferred Tax Assets [Line Items]
At January 1 and December 31	RM 339,650	$ 74,009	RM 339,650